Intangible Assets, Net and Goodwill - Future amortization expense of trademarks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Intangible Assets, Net and Goodwill
Decrease in the multiple of EBITDA		4.80%
Change in basis points due to decrease in multiple of EBITDA		4.80
Decrease in the multiple of sales		2.40%
Change in basis points due to decrease in multiple of sales		2.40
Change in basis points	1.70%
Percentage of decrease in discount rate	0.02%
Change in basis points	0.02
Decrease in long term growth rate	1.70%
Intangible Assets with Finite Useful Lives | Trademarks with finite useful lives
Intangible Assets, Net and Goodwill
Estimated useful life (in years)			4 years